Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VS. PERFORMANCE

Pay vs Performance Tabular Disclosure

Pay vs. Performance Disclosure(1)
							Value of Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for First PEO(2)	Summary Compensation Table Total for Second PEO(3)	Compensation Actually Paid to First PEO(2)(4)	Compensation Actually Paid to Second PEO(3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(5)(6)	Utz Brands, Inc. Total Shareholder Return(7)	S&P 1500 Composite Packaged Foods & Meats Index Total Shareholder Return(8)	Net Income (Loss) in Millions(9)	Adjusted EBITDA in Millions(9)(10)

2025	—	$4,391,269	—	$914,845	$1,378,343	$674,445	$51	$85	$(7.7)	$216.5

2024	—	$4,907,657	—	$4,104,174	$2,360,256	$1,894,169	$75	$99	$30.7	$200.2

2023	—	$4,113,444	—	$3,844,446	$1,666,798	$1,608,290	$77	$105	$(40.0)	$187.2

2022	$5,870,043	$4,252,567	$5,856,068	$4,134,920	$3,157,332	$3,215,423	$74	$116	$(14.0)	$170.5

2021	$1,012,309	—	$(1,572,541)	—	$605,171	$(377,493)	$73	$110	$8.0	$156.2

Notes

(1)
Equity compensation fair value is calculated based on the assumptions determined in accordance with FASB ASC Topic 718. For a discussion of the assumptions made in such valuation of the equity awards reported in this table, see Note 1 “Operations and Summary of Significant Accounting Policies” to our audited financial statements for the fiscal year ended December 28, 2025, included in our Annual Report on Form 10-K.
(2)
The Company’s principal executive officer (“PEO”) for the fiscal periods in 2021 until December of fiscal year 2022 was Dylan Lissette (the “First PEO”), at which point he transitioned to Executive Chairperson upon commencement of Howard Friedman’s employment as Chief Executive Officer.
(3)
The Company’s PEO from December of fiscal year 2022 through fiscal year 2025 was Howard Friedman (the “Second PEO”).

(4)	PEO "CAP" Calculation Detail

	First PEO - Dylan Lissette		Second PEO - Howard Friedman	Second PEO - Howard Friedman	Second PEO - Howard Friedman	Second PEO - Howard Friedman

Compensation Element	2021	2022	2022	2023	2024	2025

SCT Reported Total Compensation	$1,012,309	$5,870,043	$4,252,567	$4,113,444	$4,907,657	$4,391,269

Aggregate SCT Reported Equity Compensation (-)	$0	$(3,298,145)	$(4,229,682)	$(2,375,116)	$(2,845,185)	$(2,699,044)

Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$0	$3,313,719	$4,112,036	$1,922,497	$2,369,087	$1,611,318

Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+/-)	$(1,641,497)	$(52,845)	$0	$(208,404)	$(348,262)	$(2,445,107)

Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0	$349,858	$0	$0

Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+/-)	$(943,353)	$11,285	$0	$21,288	$0	$8,883

Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation (+)	$0	$12,011	$0	$20,878	$20,878	$47,526

"Compensation Actually Paid" Determination	$(1,572,541)	$5,856,068	$4,134,920	$3,844,446	$4,104,174	$914,845

(5)
The Company’s other, non-PEO, named executive officers (“NEOs”) for each fiscal year set forth in the table above were:

Fiscal Year	Non-PEO NEOs

2021	Cary Devore, Ajay Kataria, Mark Schreiber, Shane Chambers, and Tucker Lawrence

2022	Cary Devore, Ajay Kataria, Mark Schreiber, and Theresa Shea

2023	Cary Devore, Ajay Kataria, Mark Schreiber, and Theresa Shea

2024	Cary Devore, Ajay Kataria, Mark Schreiber, and Mitchell Arends
2025	William Kelley, Theresa Shea, Mitchell Arends, Ajay Kataria, and Jennifer Bentz

(6)	Average Non-PEO NEOs "CAP" Calculation Detail

	Average Non-PEO NEO

Compensation Element	2021	2022	2023	2024	2025

SCT Reported Total Compensation	$605,171	$3,157,332	$1,666,798	$2,360,256	$1,378,343

Aggregate SCT Reported Equity Compensation (-)	$0	$(1,894,898)	$(847,073)	$(1,460,010)	$(616,433)

Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$0	$1,626,584	$742,203	$1,249,200	$291,409

Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+/-)	$(258,883)	$(7,742)	$(47,961)	$(268,485)	$(296,327)

Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$330,622	$74,395	$0	$0

Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+/-)	$(723,781)	$1,590	$18,066	$0	$2,198

Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During FY (-)	$0	$0	$0	$0	$(91,030)

Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation (+)	$0	$1,935	$1,861	$13,208	$6,285

"Compensation Actually Paid" Determination	$(377,493)	$3,215,423	$1,608,290	$1,894,169	$674,445

(7)
TSR calculated based on an assumed $100 investment as of January 3, 2021, the last day of the fiscal period prior to fiscal periods in 2021, and the reinvestment of any issued dividends.
(8)
Peer TSR calculated for the S&P 1500 Composite Packaged Foods & Meat Index based on an assumed $100 investment as of January 3, 2021 and the reinvestment of any issued dividends.
(9)
See Annex A for reconciliation of Adjusted EBITDA performance in accordance with GAAP to non-GAAP financial results

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The Company’s PEO from December of fiscal year 2022 through fiscal year 2025 was Howard Friedman (the “Second PEO”).

Fiscal Year	Non-PEO NEOs

2021	Cary Devore, Ajay Kataria, Mark Schreiber, Shane Chambers, and Tucker Lawrence

2022	Cary Devore, Ajay Kataria, Mark Schreiber, and Theresa Shea

2023	Cary Devore, Ajay Kataria, Mark Schreiber, and Theresa Shea

2024	Cary Devore, Ajay Kataria, Mark Schreiber, and Mitchell Arends
2025	William Kelley, Theresa Shea, Mitchell Arends, Ajay Kataria, and Jennifer Bentz

Peer Group Issuers, Footnote	(8) Peer TSR calculated for the S&P 1500 Composite Packaged Foods & Meat Index based on an assumed $100 investment as of January 3, 2021 and the reinvestment of any issued dividends.
Adjustment To PEO Compensation, Footnote

(4)	PEO "CAP" Calculation Detail

	First PEO - Dylan Lissette		Second PEO - Howard Friedman	Second PEO - Howard Friedman	Second PEO - Howard Friedman	Second PEO - Howard Friedman

Compensation Element	2021	2022	2022	2023	2024	2025

SCT Reported Total Compensation	$1,012,309	$5,870,043	$4,252,567	$4,113,444	$4,907,657	$4,391,269

Aggregate SCT Reported Equity Compensation (-)	$0	$(3,298,145)	$(4,229,682)	$(2,375,116)	$(2,845,185)	$(2,699,044)

Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$0	$3,313,719	$4,112,036	$1,922,497	$2,369,087	$1,611,318

Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+/-)	$(1,641,497)	$(52,845)	$0	$(208,404)	$(348,262)	$(2,445,107)

Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0	$349,858	$0	$0

Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+/-)	$(943,353)	$11,285	$0	$21,288	$0	$8,883

Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation (+)	$0	$12,011	$0	$20,878	$20,878	$47,526

"Compensation Actually Paid" Determination	$(1,572,541)	$5,856,068	$4,134,920	$3,844,446	$4,104,174	$914,845

Non-PEO NEO Average Total Compensation Amount	$ 1,378,343	$ 2,360,256	$ 1,666,798	$ 3,157,332	$ 605,171
Non-PEO NEO Average Compensation Actually Paid Amount	$ 674,445	1,894,169	1,608,290	3,215,423	(377,493)
Adjustment to Non-PEO NEO Compensation Footnote

(6)	Average Non-PEO NEOs "CAP" Calculation Detail

	Average Non-PEO NEO

Compensation Element	2021	2022	2023	2024	2025

SCT Reported Total Compensation	$605,171	$3,157,332	$1,666,798	$2,360,256	$1,378,343

Aggregate SCT Reported Equity Compensation (-)	$0	$(1,894,898)	$(847,073)	$(1,460,010)	$(616,433)

Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$0	$1,626,584	$742,203	$1,249,200	$291,409

Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+/-)	$(258,883)	$(7,742)	$(47,961)	$(268,485)	$(296,327)

Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$330,622	$74,395	$0	$0

Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+/-)	$(723,781)	$1,590	$18,066	$0	$2,198

Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During FY (-)	$0	$0	$0	$0	$(91,030)

Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation (+)	$0	$1,935	$1,861	$13,208	$6,285

"Compensation Actually Paid" Determination	$(377,493)	$3,215,423	$1,608,290	$1,894,169	$674,445

Tabular List, Table

Adjusted EBITDA
Net Sales
OGSM Rating

Total Shareholder Return Amount	$ 51	75	77	74	73
Peer Group Total Shareholder Return Amount	$ 85	$ 99	$ 105	$ 116	$ 110
Company Selected Measure Amount	216,500,000	200,200,000	187,200,000	170,500,000	156,200,000
Net Income (Loss)	$ (7,700,000)	$ 30,700,000	$ (40,000,000)	$ (14,000,000)	$ 8,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(9) See Annex A for reconciliation of Adjusted EBITDA performance in accordance with GAAP to non-GAAP financial results
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	OGSM Rating
Dylan Lissette [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				5,870,043	1,012,309
PEO Actually Paid Compensation Amount				$ 5,856,068	$ (1,572,541)
PEO Name				Dylan Lissette	Dylan Lissette
Howard Friedman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,391,269	4,907,657	4,113,444	$ 4,252,567
PEO Actually Paid Compensation Amount	$ 914,845	$ 4,104,174	$ 3,844,446	$ 4,134,920
PEO Name	Howard Friedman	Howard Friedman	Howard Friedman	Howard Friedman
PEO | Dylan Lissette [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (3,298,145)	$ 0
PEO | Dylan Lissette [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,313,719	0
PEO | Dylan Lissette [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(52,845)	(1,641,497)
PEO | Dylan Lissette [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Dylan Lissette [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				12,011	0
PEO | Dylan Lissette [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior Fiscal Year Vesting During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				11,285	(943,353)
PEO | Howard Friedman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,699,044)	$ (2,845,185)	$ (2,375,116)	(4,229,682)
PEO | Howard Friedman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,611,318	2,369,087	1,922,497	4,112,036
PEO | Howard Friedman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,445,107)	(348,262)	(208,404)	0
PEO | Howard Friedman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	349,858	0
PEO | Howard Friedman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,526	20,878	20,878	0
PEO | Howard Friedman [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior Fiscal Year Vesting During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,883	0	21,288	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(616,433)	(1,460,010)	(847,073)	(1,894,898)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	291,409	1,249,200	742,203	1,626,584	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(296,327)	(268,485)	(47,961)	(7,742)	(258,883)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	74,395	330,622	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(91,030)	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,285	13,208	1,861	1,935	0
Non-PEO NEO | Year Over Year Change in Fair Value of Awards Granted During Prior Fiscal Year Vesting During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,198	$ 0	$ 18,066	$ 1,590	$ (723,781)